Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
4. Property and Equipment, net
Property and equipment
consisted
of the follow:

	December 31,
	2022	2021
Computer, equipment and software	$178	$155
Furniture and fixtures	—	155

Property and equipment	178	310
Less: accumulated depreciation	(57)	(228)

Property and equipment, net	$121	$82

Depreciation expense for the twelve months ended December 31, 2022 and 2021 was $
58
 thousand and $
62
 thousand, respectively. All of the Company’s long-lived assets are located in the United States.